Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	2,960	3,120	3,428
Weighted average exercise price (in CAD per share)	$ 68.86	$ 65.01	$ 62.54
Total stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	2,960
Weighted average remaining contractual life (years)	6 years 7 months 6 days
Weighted average exercise price (in CAD per share)	$ 68.86
$48.20 to $58.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	157
Weighted average remaining contractual life (years)	2 years 5 months 19 days
Weighted average exercise price (in CAD per share)	$ 51.01
$48.20 to $58.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	48.20
$48.20 to $58.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 58.00
$58.01 to $68.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,311
Weighted average remaining contractual life (years)	5 years 9 months
Weighted average exercise price (in CAD per share)	$ 65.88
$58.01 to $68.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	58.01
$58.01 to $68.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 68.00
$68.01 to $79.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	1,492
Weighted average remaining contractual life (years)	7 years 9 months 7 days
Weighted average exercise price (in CAD per share)	$ 73.35
$68.01 to $79.16 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	68.01
$68.01 to $79.16 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 79.16